UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21533

Salomon Brothers Inflation Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INFLATION

MANAGEMENT FUND INC.

FORM N-Q

JULY 31, 2004

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited)	July 31, 2004

FACE AMOUNT†	SECURITY	VALUE
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS — 78.8%
$5,279,153	Feddie Mac, Gold, 8.500% due 9/1/24	$5,840,643
	Government National Mortgage Association (GNMA):
5,367,757	Series 2003-6, Class PI, 5.500% due 9/20/28 (PAC I/O)	766,959
6,883,651	Series 2003-8, Class JI, 5.500% due 2/16/26 (PAC I/O)	733,114
9,251,191	Series 2003-77, Class TI, 6.000% due 11/16/28 (PAC I/O)	746,510
	United States Treasury Inflation Indexed Bonds:
41,509,800	3.875% due 1/15/09	46,427,757
56,287,550	2.000% due 1/15/14	56,450,277
5,500,000	2.000% due 7/15/14	5,498,928
15,048,000	2.375% due 1/15/25	15,011,569
11,502,900	3.875% due 4/15/29	14,571,391
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost — $145,328,278)	146,047,148
SOVEREIGN BONDS — 9.6%
Argentina — 0.3%
925,000	Republic of Argentina, Discount Bond, Series L-GL, 2.4375% due 3/31/23 (a)(b)	474,062
Brazil — 2.5%
	Federal Republic of Brazil:
1,625,000	12.250% due 3/6/30	1,755,000
3,049,202	C Bond, 8.000% due 4/15/14	2,876,732
		4,631,732
Bulgaria — 0.1%
150,000	Republic of Bulgaria, 8.250% due 1/15/15	178,875
Columbia — 0.5%
	Republic of Columbia:
675,000	10.750% due 1/15/13	755,156
125,000	11.750% due 2/25/20	144,156
50,000	8.125% due 5/21/24	42,750
		942,062
Dominican Republic — 0.1%
250,000	Dominican Republic, 9.500% due 9/27/06	191,250
Ecuador — 0.5%
1,050,000	Republic of Ecuador, 12.000% due 11/15/12	992,250
El Salvador — 0.0%
25,000	Republic of El Salvador, 7.750% due 1/24/23	26,344
Mexico — 1.7%
	United Mexican States:
3,075,000	5.875% due 1/15/14	3,013,500
100,000	6.625% due 3/3/15	101,975
		3,115,475
Panama — 0.4%
830,437	Republic of Panama, PDI, 2.750% due 7/17/16 (a)	730,784
Peru — 0.3%
675,000	Republic of Peru, FLIRB, 4.500% due 3/7/17 (a)	561,094
Philippines — 0.4%
	Republic of Philippines:
775,000	9.375% due 1/18/17	809,875
25,000	10.625% due 3/16/25	27,125
		837,000
Russia — 2.0%
	Russian Federation:
50,000	12.750% due 6/24/08	73,125
125,000	11.000% due 7/24/18	158,437
3,750,000	5.000% due 3/31/30 (a)	3,445,313
		3,676,875

See Notes to Schedule of Investments

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	Security	VALUE
South Africa — 0.0%
$75,000	Republic of South Africa, 9.125% due 5/19/09	$87,656
Turkey — 0.5%
	Republic of Turkey:
675,000	12.375% due 6/15/09	806,625
50,000	11.750% due 6/15/10	59,000
25,000	11.875% due 1/15/30	31,937
		897,562
Venezuela — 0.3%
625,000	Republic of Venezuela, 9.375% due 1/13/34	551,562
	TOTAL SOVEREIGN BONDS (Cost — $17,294,991)	17,894,583
CORPORATE BONDS — 0.2%
Malaysia — 0.1%
100,000	Petronas Capital Ltd., 7.000% due 5/22/12 (c)	110,830
Russia — 0.1%
250,000	Aries Vermoegensverwaltungs GmbH, Russian Federation Soverign Credit-Linked Notes,
	Series C, 9.600% due 10/25/14 (c)	265,625
	TOTAL CORPORATE BONDS (Cost — $358,892)	376,455
ASSET-BACKED SECURITIES — 9.7%
1,000,000	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (c)	1,000,077
500,000	Argent Net Interest Margin Trust, Series 2004-WNA, Class A, 4.700% due 7/25/34 (c)	499,598
750,000	Asset Backed Funding Certificates, Series 2004-FF1, Class M2, 3.065% due 1/25/34	750,000
2,000,000	Asset Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4, Class N1,
	4.450% due 5/26/34 (c)	2,000,000
	Bear tearns Asset Backed Securities, Net Interest Margin Notes, Class A1:
590,000	Series 2004-FR1N, 5.000% due 5/25/34 (c)	590,000
500,000	Series 2004-HE6N, 5.250% due 8/25/34 (c)	500,000
	Countrywide Asset-Backed Certificates:
500,000	Series 2001-3, Class B1, 2.865% due 1/25/32	502,921
3,558,447	Series 2004-2N, Class N1, 5.000% due 2/25/35 (c)	3,546,215
200,000	C.S. First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2, 2.815% due 11/25/31	200,752
940,047	Finance America Net Interest Margin Trust, Series 2004-1, Class A, 5.250% due 6/27/34 (c)	940,341
1,149,308	First Consumers Master Trust, Series 2001-A, Class A, 2.070% due 9/15/08	1,057,295
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 3.140% due 9/28/32 (c)	961,986
1,000,000	Morgan Stanley ABS Capital I, Series 2004-HE4, Class M2, 2.915% due 5/25/34	1,000,592
1,000,000	Novastar Home Equity Loan, Series 2004-2, Class M5, 3.115% due 9/25/34	1,001,047
930,266	Novastar Net Interest Margin Trust, Series 2004-N2, 4.458% due 6/26/34 (c)	930,266
1,099,435	Sail Net Interest Margin Notes, Series 2004-5A, Class A, 4.500% due 6/27/34 (c)	1,097,718
1,308,542	Sharp SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA, 5.190% due 4/25/34 (c)	1,308,411
	TOTAL ASSET-BACKED SECURITIES (Cost — $17,864,652)	17,887,219
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
500,000	GS Mortgage Securities Corp. II, Series 2002-FL5A, Class D, 2.760% due 6/16/14 (Cost — $500,460) (c)	501,927
LOAN PARTICIPATIONS — 0.3%
557,500	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (J.P. Morgan Chase & Co.) (Cost — $549,537)	549,834
REPURCHASE AGREEMENT — 1.1%
2,049,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $2,049,230; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.875% due 8/3/04 to 5/15/03; Market value — $2,089,992) (Cost — $2,049,000)	2,049,000
	TOTAL INVESTMENTS — 100.0% (Cost — $183,945,810*)	$185,306,166

See Notes to Schedule of Investments

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2004

†	Face amount denominated in U.S. dollars unless otherwise indicated.
(a)	Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.
(b)	Security is currently in default.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursant to guidelines approved by the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PAC I/O    — Planned Amortization Class — Interest Only.

PDI           — Past Due Interest.

See Notes to Schedule of Investments

Notes to the Schedule of Investments (unaudited)

Note 1.	Organization and Significant Accounting Policies

Salomon Brothers Inflation Management Fund Inc. (“Fund”) was incorporated as a Maryland corporation on March 16, 2004 and is registered as a non-diversified, closed-end, investment management company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets plus the amount of any borrowings and assets attributable to any Fund Preferred Shares that may be outstanding (“Managed Assets”) in inflation protected securities issued by U.S. and non-U.S. governments, their agencies or instrumentalities and corporations that are structured to provide protection against inflation, and certain other fixed income securities that the Investment Manager believes will provide protection against inflation. Inflation protected securities will include U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), as well as other bonds issued by U.S. and non-U.S. government agencies or instrumentalities or corporations and derivatives related to these securities.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(a) SECURITIES VALUATION.: Security transactions are accounted for on trade date; securities listed or traded on national securities exchanges are valued at the last sale price, or, if there have been no sales on that day, at the mean between the current bid and asked prices. Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price, or if there is no official closing price on that day, at the last sale price. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Directors. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

Notes to the Schedule of Investments (unaudited) (continued)

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2.	Loan Participations/Assignments

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

At July 31, 2004, the Fund held participations with a total cost of $549,537 and a total market value of $549,834.

Note 5.	Credit and Market Risk

The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Inflation Management Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	September 29, 2004